Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Abstract
Basis of preparation
Note 2 -
Basis of preparation:
2.1.
Basis of preparation

The Company’s consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). IFRS Accounting Standards comprise the following authoritative literature:

•
IFRS Accounting Standards;
•
IAS Standards;
•
Interpretations developed by the IFRS Interpretations Committee (IFRIC Interpretations) or its predecessor body, the Standing Interpretations Committee (SIC Interpretations).
2.2.
Basis of measurement and going concern

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements have been prepared on a going concern basis. Management has prepared these consolidated financial statements as of December 31, 2025 and 2024, assuming that it will continue to operate as a going concern. The Company’s financial structure has allowed it to operate with liquidity, including significant investments in furniture, equipment, store equipment and leasehold improvements related to the opening of new stores and the improvement and expansion of sales areas in existing stores.

2.3.
Financial statements authorization

These consolidated financial statements and their accompanying notes were authorized for issuance on April 2, 2026, by Kamal Anthony Hatoum (Chief Executive Officer) and Eduardo Pizzuto (Chief Financial Officer).

2.4.
Reclassifications

Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation.